Business, Liquidity and Summary of Significant Accounting Policies (Details 3) (Fair Value Liability For Price Adjustable Warrants, Level 3 Significant unobservable inputs, USD $)
In Thousands, except Per Share data, unless otherwise specified
	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value liability for price adjustable warrants
Beginning balance	$ 5,226	$ 4,169	$ 3,481
Fair value of warrants issued in Notes and Warrants Purchase Agreement			1,647
Change in fair value included in consolidated statement of operations	769	(151)	(1,746)
Fair value of exercised warrants			(488)
Ending balance	10,061	5,226	4,169	3,481
Exercise Price
Balance at December 31, 2013	$ 0.28	$ 0.28	$ 0.76
Fair value of warrants issued in Notes and Warrants Purchase Agreement, exercise price			$ 0.51
Fair value of exercised warrants, exercise price			$ 0.28
Ending balance	$ 0.38	$ 0.28	$ 0.28	$ 0.76
Stock Price
Balance at December 31, 2013	$ 0.40	$ 0.46	$ 0.89
Fair value of warrants issued in Notes and Warrants Purchase Agreement, stock price			$ 0.49
Fair value of exercised warrants, stock price			$ 0.65
Ending balance	$ 0.65	$ 0.40	$ 0.46	$ 0.89
Volatility
Balance at December 31, 2013	124.00%	146.00%	124.00%
Fair value of warrants issued in Notes and Warrants Purchase Agreement, volatility			128.00%
Fair value of exercised warrants, volatility			141.00%
Ending balance	125.00%	124.00%	146.00%	124.00%
Contractual life (in years)
Contractual Life (In Years)	3 years 1 month 2 days	4 years 1 month 29 days	4 years 7 months 20 days	5 years 4 months 24 days
Fair value of warrants issued, term			5 years 6 months
Fair value of exercised warrants, exercised term			4 years 8 months 12 days
Risk free rate
Balance at December 31, 2013	1.30%	0.66%	0.90%
Fair value of warrants issued in Notes and Warrants Purchase Agreement, risk free rate			0.81%
Fair value of exercised warrants, risk free rate			0.58%
Ending balance	0.90%	1.30%	0.66%	0.90%
Fair Value of warrants issued in Amendment 1
Fair value liability for price adjustable warrants
Fair value of warrants issued in Notes and Warrants Purchase Agreement			255
Exercise Price
Fair value of warrants issued in Notes and Warrants Purchase Agreement, exercise price			$ 0.56
Stock Price
Fair value of warrants issued in Notes and Warrants Purchase Agreement, stock price			$ 0.57
Volatility
Fair value of warrants issued in Notes and Warrants Purchase Agreement, volatility			128.00%
Contractual life (in years)
Contractual Life (In Years)			5 years 6 months
Risk free rate
Fair value of warrants issued in Notes and Warrants Purchase Agreement, risk free rate			0.82%
Fair Value of warrants issued in Amendment 2
Fair value liability for price adjustable warrants
Fair value of warrants issued in Notes and Warrants Purchase Agreement			270
Exercise Price
Fair value of warrants issued in Notes and Warrants Purchase Agreement, exercise price			$ 0.64
Stock Price
Fair value of warrants issued in Notes and Warrants Purchase Agreement, stock price			$ 0.69
Volatility
Fair value of warrants issued in Notes and Warrants Purchase Agreement, volatility			129.00%
Contractual life (in years)
Contractual Life (In Years)			5 years 6 months
Risk free rate
Fair value of warrants issued in Notes and Warrants Purchase Agreement, risk free rate			0.81%
Fair Value of warrants issued in Amendment 3
Fair value liability for price adjustable warrants
Fair value of warrants issued in Notes and Warrants Purchase Agreement			386
Exercise Price
Fair value of warrants issued in Notes and Warrants Purchase Agreement, exercise price			$ 0.28
Stock Price
Fair value of warrants issued in Notes and Warrants Purchase Agreement, stock price			$ 0.34
Volatility
Fair value of warrants issued in Notes and Warrants Purchase Agreement, volatility			136.00%
Contractual life (in years)
Contractual Life (In Years)			5 years 6 months
Risk free rate
Fair value of warrants issued in Notes and Warrants Purchase Agreement, risk free rate			0.67%
Fair Value of warrants issued in Amendment 4
Fair value liability for price adjustable warrants
Fair value of warrants issued in Notes and Warrants Purchase Agreement			364
Exercise Price
Fair value of warrants issued in Notes and Warrants Purchase Agreement, exercise price			$ 0.28
Stock Price
Fair value of warrants issued in Notes and Warrants Purchase Agreement, stock price			$ 0.38
Volatility
Fair value of warrants issued in Notes and Warrants Purchase Agreement, volatility			139.00%
Contractual life (in years)
Contractual Life (In Years)			5 years 6 months
Risk free rate
Fair value of warrants issued in Notes and Warrants Purchase Agreement, risk free rate			0.85%
Fair Value of warrants issued in Amendment 5
Fair value liability for price adjustable warrants
Fair value of warrants issued in Notes and Warrants Purchase Agreement		342
Exercise Price
Fair value of warrants issued in Notes and Warrants Purchase Agreement, exercise price		$ 0.28
Stock Price
Fair value of warrants issued in Notes and Warrants Purchase Agreement, stock price		$ 0.37
Volatility
Fair value of warrants issued in Notes and Warrants Purchase Agreement, volatility		142.00%
Contractual life (in years)
Contractual Life (In Years)		5 years 6 months
Risk free rate
Fair value of warrants issued in Notes and Warrants Purchase Agreement, risk free rate		1.09%
Fair Value of warrants issued in Amendment 6
Fair value liability for price adjustable warrants
Fair value of warrants issued in Notes and Warrants Purchase Agreement		$ 866
Exercise Price
Fair value of warrants issued in Notes and Warrants Purchase Agreement, exercise price		$ 0.28
Stock Price
Fair value of warrants issued in Notes and Warrants Purchase Agreement, stock price		$ 0.24
Volatility
Fair value of warrants issued in Notes and Warrants Purchase Agreement, volatility		140.00%
Contractual life (in years)
Contractual Life (In Years)		5 years 6 months
Risk free rate
Fair value of warrants issued in Notes and Warrants Purchase Agreement, risk free rate		1.67%